Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - shares	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Subordinate Voting Shares [Member]
Stockholders' deficit
Preferred stock, shares issued	512,315,834	403,907,218	173,010,922
Preferred stock, shares outstanding	512,315,834	403,907,218	173,010,922
Super Voting Shares [Member]
Stockholders' deficit
Preferred stock, shares issued	0	815,295	1,630,590
Preferred stock, shares outstanding	0	815,295	1,630,590